Commitments, contingencies and guarantees - Guarantees (Details)	Sep. 30, 2020 CAD ($)
Disclosure of contingent liabilities [line items]
Letters of credit in addition to the letters of credit covered by the unsecured committed revolving credit facility	$ 76,795,000
Liability for refusal or failure to perform under bid and performance bonds | Guarantees
Disclosure of contingent liabilities [line items]
Maximum potential exposure if specified in agreement	$ 32,130,000